BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restatements (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended	12 Months Ended
	Dec. 31, 2020		Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
General and administrative expenses			$ 6,807							$ 16,756	$ 30,020		$ 19,927
Income (loss) from operations			2,479							12,916	11,951		(163)
Change in fair value of warrant liabilities	$ 12,680		(3,840)							(3,840)	8,840		0
Net income (loss) before income taxes	(16,683)		2,898							6,054	(10,629)		(11,093)
Net income (loss)	(17,867)		1,262	$ 2,134	$ 757	$ (2,233)	$ (9,492)	$ (111)	$ 606	4,153	(13,714)		(11,230)
Net income (loss) attributable to non-controlling interest	(7,481)		2,463	0	0	0	0	0	0	2,463	(5,018)		0
Net income (loss) attributable to Digital Media Solutions, Inc.	$ (10,386)		$ (1,201)	$ 2,134	$ 757	(2,233)	$ (9,492)	$ (111)	$ 606	$ 1,690	$ (8,696)		(11,230)
Basic and diluted (usd per share)	$ (0.32)		$ 0.01							$ 0.09	$ (0.23)
Weighted-average shares outstanding - basic and diluted (in shares)	32,369,000		32,294,000							32,294,000	32,335,000
Private Placement Warrant liabilities	$ 22,080		$ 9,400			0				$ 9,400	$ 22,080		0
Total liabilities	298,105		273,065			250,363				273,065	298,105		250,363
Additional paid-in capital	(48,027)		(50,271)			0				(50,271)	(48,027)		0
Retained earnings	(3,146)		7,240			0				7,240	(3,146)		0
Total stockholders' deficit	(51,167)		(43,025)			0				(43,025)	(51,167)		0
Non-controlling interest	(44,518)		(37,045)			0				(37,045)	(44,518)		0
Total deficit	(95,685)	[1]	(80,070)			$ (106,258)				(80,070)	(95,685)	[1]	$ (106,258)	$ (73,403)
Warrant
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Change in fair value of warrant liabilities											9,850
Payments of Stock Issuance Costs											400
Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
General and administrative expenses			6,407							16,356	29,620
Income (loss) from operations			2,879							13,316	12,351
Change in fair value of warrant liabilities	0		0							0	0
Net income (loss) before income taxes	(4,003)		(542)							2,614	(1,389)
Net income (loss)	(5,187)		(2,178)							713	(4,474)
Net income (loss) attributable to non-controlling interest	(1,798)		(3,315)							(424)	(2,222)
Net income (loss) attributable to Digital Media Solutions, Inc.	$ (3,389)		$ 1,137							$ 1,137	$ (2,252)
Basic and diluted (usd per share)	$ (0.10)		$ 0.04							$ 0.04	$ (0.07)
Weighted-average shares outstanding - basic and diluted (in shares)	32,369,000		32,294,000							32,294,000	32,335,000
Private Placement Warrant liabilities	$ 0		$ 0							$ 0	$ 0
Total liabilities	276,025		263,665							263,665	276,025
Additional paid-in capital	(40,901)		(43,145)							(43,145)	(40,901)
Retained earnings	1,953		5,342							5,342	1,953
Total stockholders' deficit	(38,942)		(37,797)							(37,797)	(38,942)
Non-controlling interest	(34,663)		(32,873)							(32,873)	(34,663)
Total deficit	(73,605)		(70,670)							(70,670)	(73,605)
Revision of Prior Period, Error Correction, Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
General and administrative expenses			400							400	400
Income (loss) from operations			400							(400)	400
Change in fair value of warrant liabilities	12,680		(3,840)							(3,840)	8,840
Net income (loss) before income taxes	(12,680)		3,440							3,440	(9,240)
Net income (loss)	(12,680)		3,440							3,440	(9,240)
Net income (loss) attributable to non-controlling interest	(5,683)		5,777							2,887	(2,796)
Net income (loss) attributable to Digital Media Solutions, Inc.	$ (6,997)		$ (2,338)							$ 553	$ (6,444)
Basic and diluted (usd per share)	$ (0.22)		$ (0.03)							$ 0.05	$ (0.16)
Weighted-average shares outstanding - basic and diluted (in shares)
Private Placement Warrant liabilities	$ 22,080		$ 9,400							$ 9,400	$ 22,080
Total liabilities	22,080		9,400							9,400	22,080
Additional paid-in capital	(7,126)		(7,126)							(7,126)	(7,126)
Retained earnings	(5,099)		1,898							1,898	(5,099)
Total stockholders' deficit	(12,225)		(5,228)							(5,228)	(12,225)
Non-controlling interest	(9,855)		(4,172)							(4,172)	(9,855)
Total deficit	$ (22,080)		$ (9,400)							$ (9,400)	$ (22,080)

[1]	As a result of the restatement, the Company’s Proceeds in the Business Combination and Net loss has changed by the fair value of Private Placement Warrant liabilities in Additional Paid-in Capital of $7.1 million, Retained Earnings of $5.1 million and Non-controlling interest of $9.85 million.